UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                            c/o Oak Associates, Ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
White Oak Select Growth Fund
----------------------------------------------------------------
                                                        MARKET
Description                           Shares         Value (000)
----------------------------------------------------------------
Common Stock-- 96.1%

COMPUTER SYSTEMS & SOFTWARE -- 40.7%
Amazon.com*                             290,000      $    17,058
Cognizant Technology Solutions, Cl A*   605,000           11,331
Dell*                                   790,000            7,505
eBay*                                   685,000            8,234
Google, Cl A*                            43,000           14,557
International Business Machines         106,500            9,761
Salesforce.com*                         320,000            8,515
Yahoo!*                                 450,000            5,278
                                                     -----------
                                                          82,239
                                                     -----------

FINANCIALS -- 9.1%
Charles Schwab                        1,100,000           14,949
Legg Mason                              212,000            3,405
                                                     -----------
                                                          18,354
                                                     -----------

HEALTH CARE -- 20.5%
Amgen*                                  280,800           15,402
Express Scripts*                        170,000            9,139
Teva Pharmaceutical Industries ADR      230,000            9,533
UnitedHealth Group                      260,000            7,366
                                                     -----------
                                                          41,440
                                                     -----------

SEMICONDUCTORS & ELECTRONICS -- 12.4%
Applied Materials                       665,000            6,231
Broadcom, Cl A*                         585,000            9,272
KLA-Tencor                              475,000            9,519
                                                     -----------
                                                          25,022
                                                     -----------

TELECOMMUNICATIONS & DATA COMMUNICATIONS EQUIPMENT-- 13.4%
Cisco Systems*                        1,110,000           16,617
Juniper Networks*                       600,000            8,496
Sprint Nextel                           800,000            1,944
                                                     -----------
                                                          27,057
                                                     -----------

TOTAL COMMON STOCK
     (Cost $251,915)(000)                                194,112
                                                     -----------

TOTAL INVESTMENTS -- 96.1%
    (Cost $251,915)(000) +                           $   194,112
                                                     ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $201,991,798.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS


+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $252,439 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $23,374 ($ THOUSANDS) AND $(81,701) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
Rock Oak Core Growth Fund
----------------------------------------------------------------
                                                        MARKET
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 95.6%

BASIC MATERIALS -- 3.6%
Archer Daniels Midland                    5,100      $       140
                                                     -----------
                                                             140
                                                     -----------

CAPITAL GOODS -- 3.9%
ITT                                       3,300              149
Nucor                                       100                4
                                                     -----------
                                                             153
                                                     -----------

COMPUTER SYSTEMS & SOFTWARE -- 28.1%
Amazon.com*                               2,500              147
Apple*                                    1,700              153
Cerner*                                   1,700               57
Cognizant Technology Solutions, Cl A*     9,800              184
eBay*                                     7,200               87
Google, Cl A*                               300              102
Oracle*                                   8,800              148
Salesforce.com*                           3,300               88
Yahoo!*                                  10,900              128
                                                     -----------
                                                           1,094
                                                     -----------

CONSUMER CYCLICALS -- 2.9%
International Game Technology            10,700              113
                                                     -----------
                                                             113
                                                     -----------

EDUCATION SERVICES -- 2.9%
Apollo Group, Cl A*                       1,400              114
                                                     -----------
                                                             114
                                                     -----------

ENERGY -- 3.8%
National Oilwell Varco*                     200                5
Schlumberger                              1,700               69
Weatherford International*                2,800               31
XTO Energy                                1,100               41
                                                     -----------
                                                             146
                                                     -----------

FINANCIALS -- 5.6%
American Express                          2,000               33
CME Group                                   400               70
Goldman Sachs Group                         600               48
Legg Mason                                4,100               66
                                                     -----------
                                                             217
                                                     -----------


----------------------------------------------------------------
                                                        MARKET
Description                           Shares         Value (000)
----------------------------------------------------------------

HEALTH CARE -- 16.6%
Baxter International                      2,300      $       135
Genzyme*                                  2,700              186
Gilead Sciences*                          3,900              198
Intuitive Surgical*                         700               72
UnitedHealth Group                        1,900               54
                                                     -----------
                                                             645
                                                     -----------

INDUSTRIALS -- 4.7%
Jacobs Engineering Group*                 2,500               97
Thermo Fisher Scientific*                 2,400               86
                                                     -----------
                                                             183
                                                     -----------

SEMICONDUCTORS & ELECTRONICS -- 11.2%
Applied Materials                           500                5
Broadcom, Cl A*                          10,400              165
Corning                                   9,700               98
Qualcomm                                  4,900              169
                                                     -----------
                                                             437
                                                     -----------

TELECOMMUNICATIONS & DATA COMMUNICATIONS EQUIPMENT-- 7.4%
Cisco Systems*                            8,200              123
Research In Motion*                       3,000              166
                                                     -----------
                                                             289
                                                     -----------

TRANSPORTATION -- 4.9%
Expeditors International Washington       5,100              142
Kansas City Southern*                     2,700               49
                                                     -----------
                                                             191
                                                     -----------

TOTAL COMMON STOCK
     (Cost $4,860)(000)                                    3,722
                                                     -----------

TOTAL INVESTMENTS -- 95.6%
    (Cost $4,860)(000) +                             $     3,722
                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $3,892,659.
*  NON-INCOME PRODUCING SECURITY
CL -- CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,868 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $236 ($ THOUSANDS) AND $(1,382) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
Pin Oak Aggressive Stock Fund
----------------------------------------------------------------
                                                        MARKET
Description                           Shares         Value (000)
----------------------------------------------------------------

COMMON STOCK -- 98.8%

CAPITAL GOODS -- 1.6%
ASM International                        65,000      $       474
                                                     -----------
                                                             474
                                                     -----------

COMPUTER SYSTEMS & SOFTWARE -- 34.5%
Amazon.com*                              41,000            2,412
eBay*                                   112,000            1,346
Expedia*                                182,000            1,625
Google, Cl A*                             4,530            1,534
HSN*                                    193,940              921
IAC/InterActive*                         67,350              990
Yahoo!*                                 128,000            1,501
                                                     -----------
                                                          10,329
                                                     -----------

CONSUMER CYCLICALS -- 8.0%
Interval Leisure Group*                 265,021            1,328
Ticketmaster Entertainment*             178,940            1,065
                                                     -----------
                                                           2,393
                                                     -----------

CONSUMER DISCRETIONARY -- 10.1%
Cisco Systems*                           89,000            1,332
Gannett                                 112,000              646
Juniper Networks*                        74,000            1,048
                                                     -----------
                                                           3,026
                                                     -----------

FINANCIALS -- 10.1%
Charles Schwab                          158,000            2,147
Morgan Stanley                           42,000              850
Tree.com*                                 4,490               18
                                                     -----------
                                                           3,015
                                                     -----------

HEALTH CARE -- 0.0%
Cell Genesys*                            47,083               11
                                                     -----------
                                                              11
                                                     -----------

RETAIL -- 5.2%
Blue Nile*                               41,718              844
Tiffany                                  35,000              726
                                                     -----------
                                                           1,570
                                                     -----------


----------------------------------------------------------------
                                                        MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------

SEMICONDUCTORS & ELECTRONICS -- 29.3%
Applied Materials                        84,000      $       787
Broadcom, Cl A*                         117,500            1,862
Jabil Circuit                           221,000            1,286
KLA-Tencor                               71,700            1,437
Novellus Systems*                       116,000            1,600
PMC-Sierra*                              81,000              395
Xilinx                                   85,000            1,432
                                                     -----------
                                                           8,799
                                                     -----------

TOTAL COMMON STOCK
     (Cost $39,485)(000)                                  29,617
                                                     -----------

TOTAL INVESTMENTS -- 98.8%
    (Cost $39,485)(000) +                            $    29,617
                                                     ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $29,990,162.
*  NON-INCOME PRODUCING SECURITY
CL -- CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,519 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,357 ($ THOUSANDS) AND $(15,259) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
River Oak Discovery Fund
----------------------------------------------------------------
                                                        MARKET
Description                           Shares         Value (000)
----------------------------------------------------------------

COMMON STOCK -- 89.6%

BASIC MATERIALS -- 3.5%
Polypore International*                  19,200      $       133
                                                     -----------
                                                             133
                                                     -----------

CAPITAL GOODS -- 5.7%
Alliant Techsystems*                      1,400              113
Greif, Cl A                               3,400              103
                                                     -----------
                                                             216
                                                     -----------

COMPUTER SYSTEMS & SOFTWARE -- 31.1%
F5 Networks*                              6,500              144
Factset Research Systems                  4,300              171
Gmarket ADR*                              7,200              104
Itron*                                    2,900              189
MercadoLibre*                            10,000              134
Netease.com ADR*                          5,800              110
Omniture*                                14,200              129
Patni Computer Systems ADR               16,400               91
Sina*                                     4,900              100
                                                     -----------
                                                           1,172
                                                     -----------

CONSUMER CYCLICALS -- 2.2%
WMS Industries*                           3,800               84
                                                     -----------
                                                              84
                                                     -----------

ENERGY -- 6.1%
CARBO Ceramics                            1,200               43
EnergySolutions                          13,700               62
Helix Energy Solutions Group*             4,000               21
Oceaneering International*                1,900               65
Willbros Group*                           4,000               39
                                                     -----------
                                                             230
                                                     -----------

FINANCIALS -- 2.5%
Morningstar*                              2,700               94
                                                     -----------
                                                              94
                                                     -----------

Health Care-- 12.7%
Conceptus*                                2,700               39
Emergent Biosolutions*                    1,700               37
Icon ADR*                                 2,800               56
Illumina*                                 5,700              156
Integra Lifesciences*                     4,000              111
Neogen*                                   3,100               81
                                                     -----------
                                                             480
                                                     -----------


----------------------------------------------------------------
                                                        MARKET
Description                           Shares         Value (000)
----------------------------------------------------------------

INDUSTRIALS -- 7.3%
American Science & Engineering            1,400      $       109
OYO Geospace*                               500                7
Raven Industries                          5,000              109
Team*                                     2,600               51
                                                     -----------
                                                             276
                                                     -----------

RETAIL -- 5.4%
Blue Nile*                                4,400               89
Gymboree*                                 4,700              115
                                                     -----------
                                                             204
                                                     -----------

SEMICONDUCTORS & ELECTRONICS -- 7.3%
Evergreen Solar*                         10,700               24
Formfactor*                               8,000              125
Varian Semiconductor
    Equipment Associates*                 6,650              127
                                                     -----------
                                                             276
                                                     -----------

TELECOMMUNICATIONS & DATA COMMUNICATIONS EQUIPMENT-- 5.8%
Ctrip.com International ADR               5,100              107
EnerNOC*                                  6,200               65
Viasat*                                   2,100               47
                                                     -----------
                                                             219
                                                     -----------

TOTAL COMMON STOCK
     (Cost $5,157)(000)                                    3,384
                                                     -----------

TOTAL INVESTMENTS -- 89.6%
    (Cost $5,157)(000) +                             $     3,384
                                                     ===========



PERCENTAGES ARE BASED ON NET ASSETS OF $3,776,947.
*  NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT CL -- CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,207 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $194 ($ THOUSANDS) AND $(2,017) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
Red Oak Technology Select Fund
----------------------------------------------------------------
                                                       MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------
Common Stock-- 99.2%

AMUSEMENT & RECREATION SERVICES -- 0.4%
Ticketmaster Entertainment*              28,400      $       169
                                                     -----------
                                                             169
                                                     -----------

COMPUTER COMMUNICATIONS EQUIPMENT-- 7.0%
Cisco Systems*                          101,000            1,512
Juniper Networks*                        82,000            1,161
                                                     -----------
                                                           2,673
                                                     -----------

COMPUTER PERIPHERAL EQUIPMENT-- 4.5%
Lexmark International, Cl A*             73,000            1,729
                                                     -----------
                                                           1,729
                                                     -----------

COMPUTER STORAGE DEVICES -- 2.8%
Seagate Technology                      282,000            1,069
                                                     -----------
                                                           1,069
                                                     -----------

CONSULTING SERVICES -- 6.8%
Accenture, Cl A                          83,200            2,626
                                                     -----------
                                                           2,626
                                                     -----------

DATA STORAGE -- 2.6%
NetApp*                                  66,000              979
                                                     -----------
                                                             979
                                                     -----------

E-COMMERCE - SERVICES -- 16.3%
Amazon.com*                              46,000            2,706
eBay*                                   138,000            1,659
Expedia*                                205,000            1,831
HSN*                                     14,300               68
                                                     -----------
                                                           6,264
                                                     -----------

ELECTRONIC COMPUTERS -- 9.0%
Apple*                                   12,000            1,082
Dell*                                    70,000              665
International Business Machines          18,500            1,694
                                                     -----------
                                                           3,441
                                                     -----------

MEMBERSHIP ORGANIZATIONS -- 0.4%
Interval Leisure Group*                  28,400              142
                                                     -----------
                                                             142
                                                     -----------

PERSONAL CREDIT INSTITUTIONS -- 0.0%
Tree.com*                                 4,733               19
                                                     -----------
                                                              19
                                                     -----------


----------------------------------------------------------------
                                                       MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------


RETAIL - JEWELRY STORES -- 1.3%
Blue Nile*                               24,506      $       495
                                                     -----------
                                                             495
                                                     -----------

SEMICONDUCTOR CAPITAL EQUIPMENT-- 10.5%
Applied Materials                        55,000              515
KLA-Tencor                               78,000            1,563
Novellus Systems*                       142,000            1,958
                                                     -----------
                                                           4,036
                                                     -----------

SEMICONDUCTORS & RELATED DEVICES-- 22.5%
Broadcom, Cl A*                         127,000            2,013
Integrated Device Technology*           171,000              981
Intersil, Cl A                           57,000              531
National Semiconductor                  161,000            1,632
Taiwan Semiconductor
    Manufacturing ADR                   117,310              885
Texas Instruments                        72,000            1,076
Xilinx                                   89,000            1,500
                                                     -----------
                                                           8,618
                                                     -----------

SERVICES - PREPACKAGED SOFTWARE -- 3.0%
Symantec*                                75,000            1,150
                                                     -----------
                                                           1,150
                                                     -----------

TELEVISION BROADCASTING STATIONS-- 2.7%
IAC/InterActive*                         71,000            1,044
                                                     -----------
                                                           1,044
                                                     -----------

WEB PORTALS/ISP -- 9.4%
Google, Cl A*                             6,200            2,099
Yahoo!*                                 128,100            1,503
                                                     -----------
                                                           3,602
                                                     -----------

TOTAL COMMON STOCK
     (Cost $55,031)(000)                                  38,056
                                                     -----------

TOTAL INVESTMENTS -- 99.2%
    (Cost $55,031)(000) +                            $    38,056
                                                     ===========



PERCENTAGES ARE BASED ON NET ASSETS OF $38,378,120.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL --  CLASS
ISP -- INTERNET SERVICE PROVIDER

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,287 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,577 ($ THOUSANDS) AND $(20,808) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
Black Oak Emerging Technology Fund
----------------------------------------------------------------
                                                       MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------
Common Stock-- 96.1%

AMUSEMENT AND RECREATIONAL SERVICES-- 3.0%
WMS Industries*                          22,300      $       495
                                                     -----------
                                                             495
                                                     -----------

CONSUMER WIRELESS DEVICES -- 4.7%
Research In Motion*                      14,100              781
                                                     -----------
                                                             781
                                                     -----------

E-COMMERCE - SERVICES -- 5.7%
Gmarket ADR*                             30,300              437
MercadoLibre*                            38,100              511
                                                     -----------
                                                             948
                                                     -----------

ELECTRONIC COMPUTERS -- 2.7%
Apple*                                    5,000              451
                                                     -----------
                                                             451
                                                     -----------

FIBER OPTIC COMPONENTS -- 3.9%
Corning                                  63,500              642
                                                     -----------
                                                             642
                                                     -----------

IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES-- 2.8%
Neogen*                                  18,100              474
                                                     -----------
                                                             474
                                                     -----------

INSTRUMENTS & RELATED PRODUCTS -- 2.5%
American Science & Engineering            5,300              413
                                                     -----------
                                                             413
                                                     -----------

LABORATORY ANALYTICAL INSTRUMENTS-- 4.6%
Illumina*                                27,900              763
                                                     -----------
                                                             763
                                                     -----------

SEMICONDUCTORS & RELATED DEVICES-- 16.7%
Evergreen Solar*                         34,500               76
Formfactor*                              50,000              778
MEMC Electronic Materials*               20,300              276
Qualcomm                                 27,600              954
Varian Semiconductor
    Equipment Associates*                35,850              683
                                                     -----------
                                                           2,767
                                                     -----------

SERVICES - BUSINESS SERVICES -- 2.4%
Ctrip.com International ADR              18,900              397
                                                     -----------
                                                             397
                                                     -----------


----------------------------------------------------------------
                                                       MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------


SERVICES - COMPUTER PROGRAMMING SERVICES-- 11.9%
Cognizant Technology Solutions, Cl A*    47,800      $       895
Infosys Technologies ADR                 21,000              558
Wipro ADR                                74,700              518
                                                     -----------
                                                           1,971
                                                     -----------

SERVICES - PREPACKAGED SOFTWARE-- 13.2%
Activision Blizzard*                     42,800              375
ANSYS*                                   21,900              544
Cerner*                                  18,200              614
Citrix Systems*                          31,800              669
                                                     -----------
                                                           2,202
                                                     -----------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS-- 2.5%
Intuitive Surgical*                       4,000              413
                                                     -----------
                                                             413
                                                     -----------

SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 13.6%
F5 Networks*                             27,700              614
Itron*                                   14,300              934
Salesforce.com*                          26,800              713
                                                     -----------
                                                           2,261
                                                     -----------

WEB PORTALS/ISP -- 5.9%
Netease.com ADR*                         26,400              502
Sina*                                    23,200              475
                                                     -----------
                                                             977
                                                     -----------

TOTAL COMMON STOCK
     (Cost $22,713)(000)                                  15,955
                                                     -----------

TOTAL INVESTMENTS -- 96.1%
    (Cost $22,713)(000) +                            $    15,955
                                                     ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $16,597,937.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

+AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,776 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $993 ($ THOUSANDS) AND $(7,814) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Schedule of Investments (Unaudited)

JANUARY 31, 2009

----------------------------------------------------------------
Live Oak Health Sciences Fund
----------------------------------------------------------------
                                                       MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------
Common Stock-- 98.6%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES)-- 22.9%

Amgen*                                   17,700      $       971

Biogen Idec*                             10,800              525
Cell Genesys*                            51,995               12
Genentech*                                6,100              496
Genzyme*                                  5,000              345
Life Technologies*                       26,100              665

                                                     -----------
                                                           3,014
                                                     -----------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS-- 3.7%
Medtronic                                14,500              486
                                                     -----------
                                                             486
                                                     -----------

HOSPITAL & MEDICAL SERVICE PLANS-- 5.0%

WellPoint*                               15,800              655

                                                     -----------
                                                             655
                                                     -----------

LABORATORY ANALYTICAL INSTRUMENTS-- 3.8%

Waters*                                  14,000              506
                                                     -----------
                                                             506
                                                     -----------


PHARMACEUTICAL PREPARATIONS -- 35.7%
AstraZeneca ADR                           8,500              327
Corcept Therapeutics*                    64,244               51
Eli Lilly                                16,000              589
GlaxoSmithKline ADR                       2,700               95
Johnson & Johnson                         3,000              173
King Pharmaceuticals*                    42,000              367
Medicis Pharmaceutical, Cl A             30,000              418
Par Pharmaceutical*                      20,000              246
Pfizer                                   35,000              510
Sanofi-Aventis ADR                       13,500              380
Teva Pharmaceutical
   Industries ADR                        16,500              684
Watson Pharmaceuticals*                  31,400              857
                                                     -----------
                                                           4,697
                                                     -----------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 0.7%
Affymetrix                               31,000               99
                                                     -----------
                                                              99
                                                     -----------


----------------------------------------------------------------
                                                       MARKET
Description                          Shares          Value (000)
----------------------------------------------------------------


  SERVICES - COMPUTER PROCESSING-- 2.8%
  IMS Health                             25,000      $       363
                                                     -----------
                                                             363
                                                     -----------

  SURGICAL & MEDICAL INSTRUMENTS & APPARATUS-- 8.8%
  Boston Scientific*                     51,000              452
  Covidien                                8,000              307
  Techne*                                 6,700              402
                                                     -----------

                                                           1,161
                                                     -----------

  WHOLESALE - DRUGS, PROPRIETARIES
     & DRUGGISTS' SUNDRIES-- 15.2%

  AmerisourceBergen                      22,400              814

  Cardinal Health                        16,600              625
  PharMerica*                            33,942              558
                                                     -----------
                                                           1,997
                                                     -----------



  TOTAL COMMON STOCK
       (Cost $13,945)(000)                                12,978
                                                     -----------


  TOTAL INVESTMENTS -- 98.6%

      (Cost $13,945)(000) +                          $    12,978
                                                     ===========







PERCENTAGES ARE BASED ON NET ASSETS OF $13,159,866.

*      NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,945 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,081 ($ THOUSANDS) AND $(3,048) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

Notes to Schedule of Investments (Unaudited)

JANUARY 31, 2009

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 was adopted by the Funds on November 1, 2008. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund's have the ability to access at the measurement date;

          o Level 2 -- Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          o Level 3 -- Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009 (000):

    INVESTMENTS IN SECURITIES          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
-----------------------------------   ------------------------------------------
White Oak Select Growth Fund          $ 194,112  $      --  $      --  $ 194,112
Rock Oak Core Growth Fund                 3,722         --         --      3,722
Pin Oak Aggressive Stock Fund            29,617         --         --     29,617
River Oak Discovery Fund                  3,384         --         --      3,384
Red Oak Technology Select Fund           38,056         --         --     38,056
Black Oak Emerging Technology Fund       15,955         --         --     15,955
Live Oak Health Sciences Fund            12,978         --                12,978

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Oak Associates Funds


By (Signature and Title)                            /s/ Leslie Manna
                                                    ----------------------------
                                                    Leslie Manna, President

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                            /s/ Leslie Manna
                                                    ----------------------------
                                                    Leslie Manna, President

Date: March 27, 2009


By (Signature and Title)                            /s/  Eric Kleinschmidt
                                                    ----------------------------
                                                    Eric Kleinschmidt, Treasurer
                                                    and CFO

Date: March 27, 2009